As filed with the Securities and Exchange Commission on September 17, 1997
                                           1940 Act Registration No. 811-8243
                                           1933 Act Registration No. 333-28697

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                          Pre-Effective Amendment No. 1
                          Post-Effective Amendment No.

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                 Amendment No. 1

                                  POTOMAC FUNDS
               (Exact name of registrant as specified in charter)

                              550 Mamaroneck Avenue
                            Harrison, New York 10528
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (914) 381-2080

                               Thomas A. Mulrooney
                              550 Mamaroneck Avenue
                            Harrison, New York 10528
                     (Name and address of agent for service)

                                   Copies to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                                  POTOMAC FUNDS


                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Cross Reference Sheet

                  Prospectus

                  Statement of Additional Information

                  Part C of Form N-1A

                  Signature Page

                  Exhibits

                                  POTOMAC FUNDS


                         FORM N-1A CROSS-REFERENCE SHEET

PART A ITEM NO. AND CAPTION                          PROSPECTUS CAPTION

         1.  Cover Page                              Cover Page

         2.  Synopsis                                Prospectus Summary; Fees and Expenses of the Funds

         3.  Condensed Financial Information         Not Applicable

         4.  General Description of Registrant       Cover Page; Prospectus Summary; Investment Objectives
                                                     and Policies; Special Risk Considerations; Investment
                                                     Techniques and Other Investment Policies; General
                                                     Information About the Trust

         5.  Management of the Fund                  Management and Administration of the Trust

         5A.  Management's Discussion of Fund        Not Applicable
                Performance

         6.  Capital Stock and other Securities      Determination of Net Asset Value; Dividends and
                                                     Distributions; Taxes

         7.  Purchase of Securities Being            How to Invest in the Funds; Tax-Sheltered Retirement
               Offered                               Plans; Portfolio Transactions and Brokerage

         8.  Redemption or Repurchase                Redeeming Shares (Withdrawals); Exchanges; Procedures
                                                     for Redemptions and Exchanges

         9.  Pending Legal Proceedings               Not Applicable



                                                       STATEMENT OF ADDITIONAL
PART B ITEM NO. AND CAPTION                            INFORMATION CAPTION

         10.  Cover Page                             Cover Page

         11.  Table of Contents                      Table of Contents

         12.  General Information and History        The Potomac Funds

         13.  Investment Objectives and              Investment Policies and Techniques; Investment Restrictions
              Policies

         14.  Management of the Registrant           Management of the Trust

         15.  Control Persons and Principal          Not Applicable
               Holders of Securities





         16.  Investment Advisory and Other          Management of the Trust - Investment Adviser; Fund
                 Services                            Administrator, Fund Accountant, Transfer Agent and
                                                     Custodian; Independent Accountants

         17.  Brokerage Allocation and Other         Portfolio Transactions and Brokerage
               Provisions

         18.  Capital Stock and Other Securities     The Potomac Funds

         19.  Purchase, Redemption and Pricing       Determination of Net Asset Value; Dividends, Other
                 of Securities Being Offered         Distributions and Taxes

         20.  Tax Status                             Dividends, Other Distributions and Taxes - Taxes

         21.  Underwriters                           Management of the Trust - Distributor

         22.  Calculation of Performance Data        Performance Information

         23.  Financial Statements                   Financial Statements

PART C.  OTHER INFORMATION

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  POTOMAC FUNDS
                                     (LOGO)

                                   PROSPECTUS

                             100 South Royal Street
                           Alexandria, Virginia 22314

                              550 Mamaroneck Avenue
                            Harrison, New York 10528
                                 (800) 851-0511


The Potomac Funds (the "Trust") is a no-load management investment company, or mutual fund, which consists of seven separate investment portfolios (the "Funds"). The Funds are designed principally for experienced investors who intend to follow a global asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it primarily consists of pairs of Funds, one of which attempts to provide results correlating to a specific index, while the other attempts to provide inverse performance that is similar to a short position in the specific index. In particular, the following Funds seek investment results that correspond over time to the following benchmarks:


FUND                          BENCHMARK
Potomac Japan/Long Fund       Nikkei 225 Stock Average
Potomac Japan/Short Fund      Inverse (opposite) of the Nikkei 225 Stock Average
Potomac U.S. Plus Fund        150% of the  performance of the Standard & Poor's
                              500 Composite Stock Price Index[TRADEMARK]
Potomac  U.S./Short Fund      Inverse (opposite) of the Standard & Poor's
                              500 Composite Stock Price Index[TRADEMARK]
Potomac OTC Plus Fund         125% of the  performance  of the Nasdaq 100
                              Index[TRADEMARK]
 Potomac OTC/Short Fund       Inverse (opposite) of the Nasdaq 100
                              Index[TRADEMARK]

The Trust also offers the Potomac U.S. Government Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. THIS FUND SEEKS TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE, ALTHOUGH THIS CANNOT BE ASSURED.

The Funds (other than the Potomac U.S. Government Money Market Fund) may engage in certain aggressive investment techniques, which include engaging in short sales and transactions in options and futures contracts. The Potomac U.S. Plus Fund and the Potomac OTC Plus Fund may use the speculative technique known as leverage to increase funds available for investment. SEE "Special Risk Considerations." Investors in the Potomac Japan/Long Fund, Potomac U.S. Plus Fund and Potomac OTC Plus Fund may experience substantial losses during sustained periods of falling equity prices. Investors in the Potomac Japan/Short Fund, Potomac U.S./Short Fund and Potomac OTC/Short Fund may experience substantial losses during periods of sustained periods of rising equity prices. None of the Funds alone constitutes a balanced investment plan, and investments in certain of the Funds involve special risks not traditionally associated with investment companies, including significant portfolio turnover. SHARES OF THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND ARE NOT DEPOSITS OR OBLIGATIONS, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. SEE "Special Risk
Considerations." There can be no assurance that a Fund will achieve its investment objective.


Investors should read this Prospectus and retain it for future reference. This Prospectus is designed to set forth concisely the information an investor should know about the Trust before investing. A Statement of Additional Information (`SAI"), dated September __, 1997, containing additional information about the Trust, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A copy of the SAI is available, without charge, upon request to the Trust at the address or telephone numbers above.

The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                       PROSPECTUS DATED SEPTEMBER __, 1997

                                TABLE OF CONTENTS



                                                                            PAGE

PROSPECTUS SUMMARY.......................................................    4

FEES AND EXPENSES OF THE FUNDS...........................................    7

INVESTMENT OBJECTIVES AND POLICIES.......................................    8

SPECIAL RISK CONSIDERATIONS...............................................  13

INVESTMENT TECHNIQUES AND OTHER INVESTMENT POLICIES.......................  16

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................  21

HOW TO INVEST IN THE FUNDS................................................  22

TAX-SHELTERED RETIREMENT PLANS............................................  23

REDEEMING SHARES (WITHDRAWALS)............................................  23

EXCHANGES.................................................................  24

PROCEDURES FOR REDEMPTIONS AND EXCHANGES..................................  25

DETERMINATION OF NET ASSET VALUE..........................................  26

PERFORMANCE INFORMATION...................................................  27

DIVIDENDS AND OTHER DISTRIBUTIONS.........................................  28

TAXES.....................................................................  28

MANAGEMENT AND ADMINISTRATION OF THE TRUST................................  29

GENERAL INFORMATION ABOUT THE TRUST.......................................  31

                               PROSPECTUS SUMMARY

THE POTOMAC FUNDS
Each Fund has its own distinct investment objective. There is no guarantee that any Fund will achieve its investment objective. The investment objectives of the Funds are as follows.

The POTOMAC JAPAN/LONG FUND ("Japan/Long Fund") seeks to provide investment returns that correspond to the Nikkei 225 Stock Average ("Nikkei Index"). The Nikkei Index is a price-weighted index of the 225 largest Japanese companies listed on the Tokyo Stock Exchange. In attempting to achieve its objective, the Fund may invest in securities included in that index and may enter into long positions in Nikkei Index futures contracts, options on such futures contracts and options on securities and on the Nikkei Index traded on foreign and domestic exchanges. In addition, the Fund will use forward contracts on Japanese Yen, futures contracts on Japanese Yen, options on such futures contracts, and options on Japanese Yen to attempt to eliminate the effect that fluctuations in the U.S. Dollar/Japanese Yen exchange rate may have on the Fund's net asset value per share. The Fund also will invest in short-term debt securities.

The POTOMAC JAPAN/SHORT FUND ("Japan/Short Fund") seeks to provide investment returns that inversely correlate to the performance of the Nikkei Index. If the Fund is successful in achieving its objective, the net asset value of the Fund will increase in direct proportion to any decrease in the level of the Nikkei Index and, conversely, the net asset value of the Fund will decrease in direct proportion to any increase in the Nikkei Index. In attempting to achieve its objective, the Fund may enter into short positions in Nikkei Index futures contracts, options on such futures contracts and options on securities and on the Nikkei Index traded on foreign and domestic exchanges. In addition, the Fund will use forward contracts on Japanese Yen, futures contracts on Japanese Yen, options on such futures contracts, and options on Japanese Yen to attempt to eliminate the effect that fluctuations in the U.S. Dollar/Japanese Yen exchange rate may have on the Fund's net asset value per share. The Fund involves special risks not traditionally associated with investment companies. Investors in this Fund may experience substantial losses during sustained periods of rising Japanese equity prices. The Fund also will invest in short-term debt securities.


The POTOMAC U.S. PLUS FUND ("U.S. Plus Fund") seeks to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index[TRADEMARK] (the "S&P 500 Index"). In attempting to achieve its objective, the Fund may invest in securities included in that index and may enter into long positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. In contrast to the returns of a mutual fund that seeks to approximate the return of the S&P 500 Index, the Fund may produce gains greater than that return during periods when the prices of securities included in the S&P 500 Index are rising and below that return during periods when such prices are declining. Investors in the Fund may experience substantial losses during sustained periods of falling U.S. equity prices. The Fund also will invest in short-term debt securities.


The POTOMAC U.S./SHORT FUND ("U.S./Short Fund") seeks to provide investment returns that inversely correlate to the performance of the S&P 500 Index. If the Fund is successful in meeting its objective, the Fund's net asset value per share will increase in direct proportion to any decrease in the level of the S&P 500 Index and, conversely, the net asset value of the Fund will decrease in direct proportion to any increase in the level of the S&P 500 Index. In seeking to achieve its objective, the Fund may enter into positions in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices. The Fund involves special risks not traditionally associated with investment companies. Investors in the Fund may experience substantial losses during sustained periods of rising U.S. equity prices. The Fund also will invest in short-term debt securities.

The POTOMAC OTC PLUS FUND ("OTC Plus Fund") seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index[TRADEMARK] ("Nasdaq Index"). The Fund will invest in the securities included in that index, as well as enter into long positions in stock index futures contracts, options on such index futures contracts and options on securities and on stock indices. In contrast to the returns of a mutual fund that seeks to approximate the return of the Nasdaq Index, the Fund may produce gains greater than that return during periods when prices of securities in the Nasdaq Index are rising and below that return during periods when such prices are declining. Investors in the Fund may experience substantial losses during sustained periods of falling U.S. equity prices. The Fund also will invest in short-term debt securities.


The POTOMAC OTC/SHORT FUND ("OTC/Short Fund") seeks to provide investment results that will inversely correlate to the performance of the Nasdaq Index. If the Fund is successful in meeting its objective, the Fund's net asset value per share will increase in direct proportion to any decrease in the level of the Nasdaq Index and, conversely, the net asset value of the Fund will decrease in direct proportion to any increase in the level of the Nasdaq Index. In seeking to achieve its objective, the Fund may enter into short positions in stock index futures contracts, options on stock index futures contracts, and options on securities and on stock indices. The Fund involves risks not traditionally associated with investment companies. Investors in the Fund may experience substantial losses during sustained periods of rising U.S. equity prices. The Fund also will invest in short-term debt securities.

The POTOMAC U.S. GOVERNMENT MONEY MARKET FUND ("Money Market Fund") seeks to provide security of principal, current income and liquidity. To achieve its objective, the Money Market Fund invests primarily in money market instruments that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, as well as in repurchase agreements collateralized fully by U.S. Government securities.

Further discussion of each Fund's investment objective and policies and the risks associated with investing in the Funds may be found under "Investment Objectives and Policies," "Special Risk Considerations" and "Investment Techniques and Other Investment Policies" below.


SPECIAL RISK CONSIDERATIONS
Each Fund  (except  the Money  Market  Fund) may  engage in  certain  aggressive investment techniques, which may include engaging in short sales and transactions in futures contracts and options on securities, stock indices and futures contracts. As discussed more fully under "Investment Objectives and Policies," "Special Risk Considerations" and "Investment Techniques and Other Investment Policies," these techniques are specialized and involve risks not traditionally associated with investment companies.

The Trust expects that a substantial number of the Funds' investors will be experienced and will invest in the Funds as part of an asset allocation investment strategy. These shareholders likely will redeem or exchange their Fund shares frequently to take advantage of anticipated changes in market conditions. The strategies employed by investors in the Funds may result in considerable assets moving in and out of the Funds and, consequently, a high portfolio turnover rate. A high portfolio turnover rate generally causes a Fund to incur higher expenses and additional costs and may adversely affect the ability of a Fund to meet its investment objective.

Investors in the Japan/Long Fund and the Japan/Short Fund should be able to assume the special risks of investing in foreign securities, which include possible adverse political and economic developments abroad, fluctuations in foreign currency values and differing characteristics of foreign economies and markets.

The U.S. Plus Fund and the OTC Plus Fund may borrow money from banks for investment purposes, which is a form of leveraging. This leverage may exaggerate the gains and losses on a Fund's investments and the changes in a Fund's net asset value per share. Each Fund may borrow money for temporary or emergency purposes and to meet redemption requests without immediately selling portfolio securities.

While the Funds do not expect their returns over a twelve-month period to deviate adversely from their respective current benchmarks by more than 10%, certain factors may affect each Fund's ability to achieve this correlation.

Under certain circumstances, trading on an exchange may be halted or closed early, resulting in a Fund being unable to execute buy or sell orders that day. If that occurs and a Fund needs to execute a high volume of trades on that trading day, a Fund may incur substantial trading losses.

PURCHASES, REDEMPTIONS, AND EXCHANGES OF TRUST SHARES
The minimum initial investment is $10,000, which can be allocated in any amounts among the Funds. The shares of each Fund may be purchased and redeemed without any sales or redemption charges at the net asset value of the Fund next determined. Exchanges must be for at least the lesser of $1,000 or the entire account balance for the Fund from which the exchange is made. Shares of any Fund may be exchanged at any time for shares of any other Fund, on the basis of the relative net asset values next computed, without charge. Because of the administrative expense of handling small accounts, the Trust reserves the right to redeem involuntarily an investor's account, including a retirement account, that falls below the minimum investment of $10,000 in total value in the Trust due to redemptions. The Trust reserves the right to modify its minimum investment requirements and the corresponding amounts below which an involuntary redemption may be effected. SEE "How to Invest in the Funds," "Redeeming Shares (Withdrawals)" and "Procedures for Redemptions and Exchanges."


INVESTMENT ADVISER
Rafferty Asset Management, LLC ("Adviser") serves as the investment adviser to each Fund. The Adviser is a newly created investment adviser and has had no previous experience advising investment companies. Lawrence C. Rafferty controls the Adviser.


                         FEES AND EXPENSES OF THE FUNDS

Shown below are all expenses expected to be incurred by each Fund during its initial fiscal year. Because each Fund's shares were not offered for sale prior to the date of this Prospectus, Other Expenses are based on estimated expenses.

                         ANNUAL FUND OPERATING EXPENSES

                                                                  Total Fund
                        Management      12B-1         Other       Operating
                           Fees         Fees+       Expenses      Expenses
                        ----------     ------       --------      ----------

   Japan/Long Fund         0.75%        None          0.75%          1.50%
   Japan/Short Fund        0.90          None         0.75           1.65
   U.S. Plus Fund          0.75          None         0.75           1.50
   U.S./Short Fund         0.90          None         0.75           1.65
   OTC Plus Fund           0.75          None         0.75           1.50
   OTC/Short Fund          0.90          None         0.75           1.65
   Money Market Fund       0.50          None         0.50           1.00

-----------

+ The Funds have adopted a Rule 12b-1 Distribution Plan; however, the Board of Trustees has not authorized payment of any fees pursuant to such Plan. SEE "General Information about the Trust - DISTRIBUTION of Fund Shares" below.

                                     EXAMPLE


Assuming a hypothetical investment of $1,000 in each Fund, a 5% annual return, and redemption at the end of each time period, an investor in each Fund would pay transaction and operating expenses at the end of each period as follows:

                                            1 YEAR       3 YEARS
                                            ------       -------
                Japan/Long Fund              $15           $47
                Japan/Short Fund             $17           $52
                U.S. Plus Fund               $15           $47
                U.S./Short Fund              $17           $52
                OTC Plus Fund                $15           $47
                OTC/Short Fund               $17           $52
                Money Market Fund            $10           $32

The preceding table of fees and expenses is provided to assist investors in understanding the various costs and expenses that may be borne directly or indirectly by an investor in each of the Funds. The assets of the Japan/Short Fund, the U.S./Short Fund and the OTC/Short Fund may decline in a rising stock market. During such periods, it is possible that the expense ratio of those funds may increase. The 5% assumed annual return is for comparison purposes only. THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND PERFORMANCE MAY BE BETTER OR WORSE THAN THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES. For additional information about the Funds' fees, SEE "Management and Administration of the Trust" in this Prospectus and in the SAI.


                       INVESTMENT OBJECTIVES AND POLICIES

GENERAL
The Funds are designed principally for experienced investors who intend to follow an asset allocation investment strategy. The Funds are not designed for inexperienced or less sophisticated investors. Except for the Money Market Fund, each Fund is intended to provide investment exposure to a particular segment of the domestic or international securities markets. These Funds seek investment results that correspond over time to a specified benchmark. The terms "long" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall investment strategy. Additional funds may be offered by the Trust from time to time.


The Adviser uses a number of investment techniques in an effort to correlate a Fund's return with the return of its respective benchmark. The Adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the Adviser primarily uses statistical and quantitative analysis to determine the investments a Fund makes and techniques it employs. While the Adviser attempts to minimize any "tracking error" (the statistical measure of the difference between the investment results of a Fund and the performance of its benchmark), certain factors will tend to cause a Fund's investment results to vary from a perfect correlation to its benchmark. The Funds, however, do not expect that their total returns will vary from their respective current benchmarks by more than 10% over a twelve-month period. SEE "Special Risk Considerations - Tracking Error." It is the Funds' policy to pursue their respective investment objectives regardless of market conditions, to remain fully invested and not to take defensive positions.

Each Fund's investment objective and certain investment restrictions are fundamental policies and may not be changed without the affirmative vote of at least the majority of the outstanding shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All other investment policies of the Funds not specified as fundamental may be changed by the Board of Trustees of the Trust ("Trustees" or the "Board") without shareholder approval. There can be no assurance that a Fund will achieve its objective. For a discussion of the instruments a Fund may use, sEE "Investment Techniques and Other Investment Policies."


THE POTOMAC JAPAN/LONG FUND
The investment objective of the Japan/Long Fund is to provide investment returns that correspond to the performance of the Nikkei Index. In attempting to achieve its objective, the Fund may enter into long positions in Nikkei Index futures contracts, options on such futures contracts and options on securities and on the Nikkei Index traded on domestic and foreign exchanges. Under the investment techniques that the Fund employs, the Fund generally will incur a loss if the price of the underlying security or index decreases between the date of the employment of the technique and the date on which it terminates the position. The amount of any gain or loss on these transactions may be affected by any premium or interest income the Fund pays or receives as a result of the transaction. The Fund may invest in the shares of individual securities that are included in its benchmark. The Fund will use forward contracts on Japanese Yen, futures contracts on Japanese Yen, options on such futures contracts and options on Japanese Yen to attempt to eliminate the effect that fluctuations in the U.S. Dollar/Japanese Yen exchange rate may have on the Fund's net asset value per share. The Fund also may invest in U.S. Government securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.

THE POTOMAC JAPAN/SHORT FUND
The Japan/Short Fund is intended to allow investors to benefit from anticipated decreases in the Nikkei Index or to hedge an existing portfolio of Japanese stocks. The Fund's investment objective is to provide investment results that will inversely correlate to the performance of the Nikkei Index.

If the Fund achieves a perfect inverse correlation for any single trading day, the Fund's net asset value per share would increase for that day in direct proportion to any decrease in the level of the Nikkei Index and, conversely, the Fund's net asset value per share would decrease for that day in direct proportion to any increase in the level of the Nikkei Index. For example, if the Nikkei Index were to decrease by 1% by the close of business on a particular trading day, investors in the Fund should experience a gain in net asset value of approximately 1% for that day. Conversely, if the Nikkei Index were to increase by 1% by the close of business on a particular trading day, investors in the Fund should experience a loss in net asset value of approximately 1% for that day.

The Fund intends to pursue its investment objective regardless of market conditions and does not intend to take defensive positions in anticipation of rising Japanese equity prices. Consequently, investors in the Fund may experience substantial losses during sustained periods of rising Japanese equity prices.

In pursuing its investment objective, the Fund generally does not invest in traditional equity securities, such as common stock. Rather, the Fund employs certain investment techniques, including engaging in short sales and entering into short positions in Nikkei Index futures contracts, options on such futures contracts, and options on securities and on the Nikkei Index. SEE "Investment Techniques and Other Investment Policies." Under these techniques, the Fund generally will incur a loss if the price of the underlying security or index increases between the date the Fund initially entered into the transaction and the date on which the Fund terminates its position. The Fund generally will realize a gain if the underlying security or index declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. In addition, the Fund will use forward contracts on Japanese Yen, futures contracts on Japanese Yen, options on such futures contracts and options on Japanese Yen to attempt to eliminate the effect that fluctuations in the U.S. Dollar/Japanese Yen exchange rate may have on the Fund's net asset value per share. The Fund also may invest in U.S. Government securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.

THE POTOMAC U.S. PLUS FUND
The investment objective of the U.S. Plus Fund is to provide investment returns that correspond to 150% of the performance of the S&P 500 Index. In attempting to achieve its objective, the Fund may enter into long positions in stock index futures contracts, options on stock index futures contracts, and options on securities and on stock indices. Under these techniques, the Fund generally will incur a loss if the price of the underlying security or index decreases between the date the Fund initially entered into the transaction and the date on which the Fund terminates its position. The Fund also may invest in shares of individual stocks that are included in its benchmark. The Fund also may invest in U.S. Government securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.


In contrast to a mutual fund that seeks to approximate the return of the S&P 500 Index, the Fund may produce greater returns than such a fund during periods when the prices of the securities in the S&P 500 Index are rising and lower returns than such a fund during periods when the price of securities are declining. Investors in the Fund may experience substantial losses during sustained periods of falling U.S. equity prices.

THE POTOMAC U.S./SHORT FUND
The U.S./Short Fund is intended to allow investors to benefit from anticipated decreases in the S&P 500 Index or hedge an existing portfolio of U.S. securities or mutual fund shares. The Fund's investment objective is to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

If the Fund achieves a perfect inverse correlation for any single trading day, the net asset value of the Fund would increase for that day in direct proportion to any decrease in the level of the S&P 500 Index and, conversely, the net asset value of the Fund would decrease for that day in direct proportion to any increase in the level of the S&P 500 Index. For example, if the S&P 500 Index were to decrease by 1% by the close of business on a particular trading day, investors in the Fund should experience a gain in net asset value of approximately 1% for that day. Conversely, if the S&P 500 Index were to increase by 1% by the close of business on a particular trading day, investors in the Fund should experience a loss in net asset value of approximately 1% for that day.

The Fund intends to pursue its investment objective regardless of market conditions and does not intend to take defensive positions in anticipation of rising U.S. equity prices. Consequently, investors in the Fund may experience substantial losses during sustained periods of rising U.S. equity prices.

In pursuing its investment objective, the Fund generally does not invest in traditional equity securities, such as common stock. Rather, the Fund employs certain investment techniques, including engaging in short sales and entering into short positions in stock index futures contracts, options on stock index futures contracts, and options on securities and on indices. SEE "Investment Techniques and Other Investment Policies." Under these techniques, the Fund generally will incur a loss if the price of the underlying security or index increases between the date the Fund initially entered into the transaction and the date on which the Fund terminates its position. The Fund generally will realize a gain if the underlying security or index declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund also may invest in U.S. Government securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.

THE POTOMAC OTC PLUS FUND
The investment objective of the OTC Plus Fund is to provide investment results that correspond to 125% of the performance of the Nasdaq Index. The Fund may not necessarily hold all 100 stocks included in the Nasdaq Index. Instead, the Fund may hold representative stocks included in that index or other securities that the Adviser believes will provide returns that correspond to those of the Nasdaq Index. The Fund may enter into long positions in stock index futures contracts, options on stock index futures, and options on securities and on stock indices. Under these techniques, the Fund generally will incur a loss if the price of the underlying security or index decreases between the date the Fund initially entered into the transaction and the date on which the Fund terminates its position. The Fund also may invest in U.S. Government securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.

Companies whose securities are traded on the over-the-counter ("OTC") markets, which include the Nasdaq Stock Market ("Nasdaq"), generally are newer companies or have smaller market-capitalization than those listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AMEX"). OTC companies often have limited product lines or relatively new products or services, and may lack established markets, experienced management, financial resources or the ability to raise capital. In addition, the securities of these companies may have limited marketability and may be more volatile in price than securities of larger capitalized and widely recognized companies. Among the reasons for the greater price volatility of securities of certain small OTC companies are less certain growth prospects of comparably smaller firms, the lower degree of liquidity in the OTC markets for such securities and the greater sensitivity of smaller capitalized companies to changing economic conditions than larger capitalized, exchange-traded stocks. Conversely, the Adviser believes that, because many of these OTC securities may be overlooked by investors and undervalued in the marketplace, there is potential for significant capital appreciation.

In contrast to a mutual fund that seeks to approximate the return of the Nasdaq Index, the Fund may produce greater returns than such a fund during periods when the prices of the securities in the Nasdaq Index are rising and lower returns than such a fund during periods when the price of securities are declining. Investors in the Fund may experience substantial losses during sustained periods of falling U.S. equity prices.

THE POTOMAC OTC/SHORT FUND
The OTC/Short Fund is intended to allow investors to benefit from anticipated decreases in the Nasdaq Index or hedge an existing portfolio of U.S. securities or mutual fund shares. The Fund's investment objective is to provide investment results that will inversely correlate to the performance of the Nasdaq Index.

If the Fund achieves a perfect inverse correlation for any single trading day, the net asset value of the Fund would increase for that day in direct proportion to any decrease in the level of the Nasdaq Index and, conversely, the net asset value of the shares of the Fund would decrease for that day in direct proportion to any increase in the level of the Nasdaq Index. For example, if the Nasdaq Index were to decrease by 1% by the close of business on a particular trading day, investors in the Fund should experience a gain in net asset value of approximately 1% for that day. Conversely, if the Nasdaq Index were to increase by 1% by the close of business on a particular trading day, investors in the Fund should experience a loss in net asset value of approximately 1% for that day.

The Fund intends to pursue its investment objective regardless of market conditions and does not intend to take defensive positions in anticipation of rising U.S. equity prices. Consequently, investors in the Fund may experience substantial losses during sustained periods of rising equity prices.

In pursuing its investment objective, the Fund generally does not invest in traditional equity securities, such as common stock. Rather, the Fund employs certain investment techniques, including engaging in short sales and entering into short positions in stock index futures contracts, options on stock index futures contracts, and options on securities and on indices. SEE "Investment Techniques and Other Investment Policies." Under these transactions, the Fund generally will incur a loss if the price of the underlying security or index increases between the date the Fund initially entered into the transaction and the date on which the Fund terminates its position. The Fund generally will realize a gain if the underlying security or index declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The Fund also may invest in U.S. Government securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques it employs, as part of a cash reserve and for liquidity purposes.

THE POTOMAC U.S. GOVERNMENT MONEY MARKET FUND
The investment objectives of the Money Market Fund are to provide security of principal, current income, and liquidity. The Fund seeks to achieve these objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Trustees or by the Adviser, subject to supervision by the Trustees, to present minimal credit risk. The Fund will invest exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements that are fully collateralized by such obligations.

THE BENCHMARKS

THE NIKKEI 225 STOCK AVERAGE. The Nikkei Index is a price-weighted index of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. The Nikkei Index was first published in 1949.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX.[TRADEMARK] Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), selects the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the NYSE. Standard & Poor's is not a sponsor of, or in any way affiliated with, the Funds.


NASDAQ 100 INDEX.[TRADEMARK] The Nasdaq Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the Nasdaq National Market tier of the Nasdaq. All listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq Index was created in 1985.


                           SPECIAL RISK CONSIDERATIONS

Investors should consider the following special notes in determining the appropriateness of investing in the Funds.

AGGRESSIVE INVESTMENT TECHNIQUES. Each Fund (other than the Money Market Fund) may engage in certain aggressive investment techniques that may include engaging in short sales and transactions in futures contracts and options on securities, securities indices, and futures contracts. The Japan/Long Fund, the Japan/Short Fund, the U.S. Plus Fund, the U.S./Short Fund and the OTC/Short Fund will use these techniques primarily in seeking to achieve their investment objectives. The OTC Plus Fund also will use these techniques in seeking to achieve its investment objective. In doing so, a significant portion of these Funds' assets will be held in an account consisting of cash or liquid assets as "cover" for these investment techniques.

The use of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars, and the investment in indexed securities, involve special risks, including (1) imperfect or no correlation between the price of options and futures contracts and the movements in the price of the underlying securities, indices, or futures contracts, (2) possible lack of a liquid secondary market for any particular instrument at a particular time, (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities, (4) losses due to unanticipated market price movements, (5) incorrect forecasts by the Adviser concerning interest or currency exchange rates or direction of price fluctuations of the investment involved in the transaction, which may result in the strategy being ineffective, (6) loss of premiums paid by a Fund on options it purchases, and (7) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate assets in connection with such transactions and the possible inability of a Fund to close out or liquidate its position.

These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these instruments could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that a Fund has entered into.

The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rates, currency exchange rates or stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of various interest or currency exchange rates or stock market movements or the time span within which the movements take place.

Options and futures transactions may increase portfolio turnover rates, which results in correspondingly greater commission expenses and transaction costs and may result in certain tax consequences.

New financial products and risk management techniques continue to be developed. Each Fund may use these instruments and techniques to the extent consistent with its investment objective and regulatory requirements applicable to investment companies. For further information regarding these techniques, SEE "Investment Techniques and Other Investment Policies" below.

PORTFOLIO TURNOVER. The Trust anticipates that investors in the Funds frequently will redeem Fund shares, as well as exchange their Fund shares for shares of another Fund. A Fund may have to dispose of certain investments in order to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover rate. Because each Fund's portfolio turnover rate will depend largely on the purchase, redemption, and exchange activity of its investors, it is difficult to estimate what each Fund's actual turnover rate will be. Based on the formula prescribed by the SEC, the portfolio turnover rate of each Fund is calculated without regard to securities, including options and futures contracts, having a maturity of less than one year. The Japan/Long Fund, the Japan/Short Fund, the U.S. Plus Fund, the U.S./Short Fund, and the OTC/Short Fund typically will hold most of their investments in options and futures contracts, which are excluded from the portfolio turnover rate calculations. If, however, options and futures contracts were included in such calculation, it is expected that the portfolio turnover rate of each Fund would be approximately 500%. The OTC Plus Fund, which will invest primarily in common stocks, is expected to have a similar rate.

A higher portfolio turnover ratio would likely involve correspondingly higher brokerage commissions and other expenses borne by a Fund. Such higher expenses can adversely affect the ability of a Fund to achieve its investment objective.

FOREIGN SECURITIES. Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial fees, generally are higher than for U.S.
investments.

BORROWING. The U.S. Plus Fund and the OTC Plus Fund may borrow money from banks for investment purposes, which is a form of leveraging. This leverage may exaggerate the gains and losses on a Fund's investments and on changes in a Fund's net asset value. Leverage also creates interest expenses -- if those expenses exceed the return on the transactions that the borrowings facilitate, the Fund will be in a worse position than if it had not borrowed. The use of the derivatives in connection with leverage may create the potential for significant losses.

TRACKING ERROR. While the Funds do not expect that their returns over a twelve-month period will deviate adversely from their respective benchmarks by more than 10%, several factors may affect the Funds' ability to achieve this correlation. Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover);
(2) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund's portfolio holdings to comply with that Fund's investment restrictions or policies, or regulatory or tax law requirements and (7) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging).

Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its benchmark.

In the case of the Funds' whose net asset values move inversely from their benchmarks - the Japan/Short Fund, the U.S./Short Fund and the OTC/Short Fund - the factor of compounding also may lead to tracking error. Even if there is a perfect inverse correlation between a Fund and the return of its applicable benchmark on a daily basis, the symmetry between the changes in the benchmark and the changes in the Fund's net asset value can be altered significantly over time by a compounding effect. For example, if the Japan/Short Fund achieved a perfect inverse correlation with the Nikkei Index on every trading day over an extended period and the level of returns of the Nikkei Index significantly decreased during that period, a compounding effect for that period would result, causing an increase on the Japan/Short Fund's net asset value by a percentage that is somewhat greater than the percentage the Nikkei Index returns decreased. Conversely, if the Japan/Short Fund maintained a perfect inverse correlation with the Nikkei Index over an extended period and if the level of returns of the Nikkei Index significantly increased over that period, a compounding effect would result, causing a decrease of the Japan/Short Fund's net asset value by a percentage that would be somewhat less than the percentage the Nikkei Index returns increased.

TRADING HALTS. All of the Funds, with the exception of the OTC Plus Fund and the Money Market Fund, typically will hold most of their investments in short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), the Chicago Board of Options Exchange ("CBOE"), the Singapore International Monetary Exchange ("SIMEX") and the Osaka Securities Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading is halted on that instrument. If such trading halts are instituted by an options or futures exchange at the close of a trading day, a Fund will not be able to execute purchase or sales transactions in the specific option or futures contracts affected. In such an event, a Fund also would be unable to accurately price its outstanding contracts. A trading halt at the end of a business day would constitute an emergency situation under SEC regulations. A Fund affected by such an emergency would not be able to accept investors' orders for purchases, redemptions, or exchanges received earlier during the business day.

EARLY NASDAQ CLOSINGS. The normal close of trading of securities listed on the Nasdaq is 4:00 p.m. While an infrequent occurrence, trading on the Nasdaq has closed as much as 15 minutes prior to the normal close because of computer systems failures. Early closing of the Nasdaq may result in a Fund, particularly the OTC Plus Fund and the OTC/Short Fund, being unable to execute buy or sell orders on the Nasdaq that day. If that occurs and a Fund needs to execute a high volume of trades late in a trading day, a Fund may incur substantial trading losses.


                            INVESTMENT TECHNIQUES AND
                            OTHER INVESTMENT POLICIES

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Each Fund, other than the Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. The Japan/Long Fund and the Japan/Short Fund may also purchase and sell futures contracts on Japanese Yen and options on such futures contracts. Each Fund, other than the Money Market Fund, may purchase and sell futures and options thereon as a substitute for a comparable market position in the underlying securities or currency, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security or currency on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security, currency or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Funds will only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade or, in the case of the Japan/Long and Japan/Short Funds, also on the Osaka Securities Exchange or SIMEX.

To the extent that a Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

OPTIONS ON INDICES, SECURITIES AND CURRENCIES
Each Fund, other than the Money Market Fund, may purchase and sell put and call options on stock indices and on individual securities. The Japan/Long Fund and the Japan/Short Fund may also purchase and sell put and call options on Japanese Yen. Each Fund, other than the Money Market Fund, may purchase and sell put and call options as a substitute for a comparable market position in the underlying securities or currency, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return, for the premium received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the option on securities discussed below, all settlements of index options transactions are in cash.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the CBOE, the AMEX and other exchanges. Options also are traded in the OTC markets and each Fund may buy and sell both exchange-traded and OTC options.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

By buying a call option on a security or currency, a Fund has the right, in return for the premium paid, to buy the security or currency underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities or currency underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security or currency underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities or currency underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

FORWARD CONTRACTS AND FOREIGN CURRENCY
Both the Japan/Long Fund and the Japan/Short Fund may enter into forward currency contracts for the purchase or sale of Japanese Yen at a specified future date to attempt to eliminate the effect that fluctuations in the U.S. Dollar/Japanese Yen exchange rate may have on the Fund's net asset value per share. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

These Funds also may purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

INDEXED SECURITIES
Each Fund (other than the Money Market Fund) may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices, currencies or other financial indicators, consistent with its investment objective. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.

SWAPS, CAPS, FLOORS AND COLLARS
A Fund (other than the Money Market Fund) may enter into equity swaps, caps, floors and collars. For example, the Japan/Long Fund, the U.S. Plus Fund and the OTC Plus Fund may enter into equity swaps where the Fund receives a return based on the increase in value of a specified index, and pays the counterparty an amount based on a floating rate of interest, on the notional amount of the swap. The Japan/Short Fund, the U.S./Short Fund and the OTC/Short Fund may enter into reverse equity swaps where the Fund receives a floating rate of interest, and pays an amount equal to the increase in value of a specified index, on the notional amount of the swap. The Japan/Long Fund and the Japan/Short Fund also may use swaps, caps, floors and collars where a payment stream is payable in Japanese Yen or is based on the U.S. Dollar/Japanese Yen exchange rate. Each Fund (other than the Money Market Fund) may use equity swaps, caps, floors and collars consistent with its investment objective and also may enter into offsetting positions.

Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of payments based on the increase in value of an equity index for floating interest rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. A collar combines elements of buying a cap and selling a floor.

A Fund usually will enter into swaps on a net basis, I.E., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If, however, an agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by the Adviser in accordance with procedures adopted by the Trustees. If a firm's creditworthiness declines, the value of an agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.





SHORT SALES
The Japan/Short Fund, the U.S./Short Fund and the OTC/Short Fund may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, the Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus that amount deposited with the broker as collateral will equal the current value of the stock sold short and
(b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover the Fund's short position.

The Japan/Long Fund, the U.S. Plus Fund and the OTC Plus Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the stock being sold at no additional cost ("selling short against the box").


FOREIGN SECURITIES
The Japan/Long Fund and the Japan/Short Fund may invest in issuers located outside the United States. These investments may be made by purchasing American Depository Receipts ("ADRs"), "ordinary shares" or "New York" shares in the United States. The Japan/Short Fund also may sell these securities short.


ADRs are dollar denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or OTC in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares and New York shares all may be purchased with and sold for U.S. Dollars.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

U.S. GOVERNMENT SECURITIES
The Money Market Fund will invest in U.S. Government Securities in pursuit of its investment objectives. The other Funds may invest in U.S. Government Securities in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes. U.S. Government Securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund's portfolio investments in U.S. Government Securities; while a decline in interest rates generally would increase the market value of a Fund's portfolio investments in these securities.

REPURCHASE AGREEMENTS
Under a repurchase agreement, a Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The Adviser will monitor the creditworthiness of each firm that is a party to a repurchase agreement with any Fund. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security.

ILLIQUID INVESTMENTS
Each Fund may purchase and hold illiquid investments, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act'), but which can be offered and sold to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of its net assets in illiquid investments. The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Under the current SEC staff guidelines, illiquid investments also include purchased OTC options, certain cover for OTC options, securities involved in swap, cap, floor and collar transactions, repurchase agreements not terminable in seven days and restricted securities not determined to be liquid pursuant to guidelines established by the Trustees.

OTHER INVESTMENT PRACTICES
The U.S. Plus Fund and the OTC Plus Fund may borrow for investment purposes. Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes and to meet redemption requests without immediately selling portfolio securities. In addition, each Fund may lend securities to broker-dealers and financial institutions, provided that the borrower at all times maintains cash collateral in an amount equal to at least 100% of the market value of the securities loaned. Such loans will not be made if, as a result, the aggregate amount of all outstanding loans by any Fund would exceed 33 1/3% (10% in the case of the Money Market Fund) of its total assets. For a more detailed discussion of these practices, see the SAI.


                             PORTFOLIO TRANSACTIONS
                                  AND BROKERAGE

The Adviser will place orders to execute securities transactions that are designed to implement each Fund's investment objective and policies. In placing such orders, the Adviser will seek the most favorable price and efficient execution available. In order to obtain brokerage and research services, however, a higher commission sometimes may be paid. Brokerage commissions normally are paid on exchange-traded securities transactions and on options and futures transactions.

When selecting a broker or dealer to execute portfolio transactions, the Adviser considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to the Adviser. The Adviser may select one broker-dealer over another based on whether the broker-dealer provides research services to the Adviser.

                           HOW TO INVEST IN THE FUNDS

GENERAL
The minimum initial investment is $10,000, which can be allocated in any amounts among the Funds. The shares of each Fund are offered at the daily public offering price, which is the net asset value per share next computed after receipt of the investor's order. SEE "Determination of Net Asset Value." No sales charges are imposed on initial or subsequent investments in a Fund. The Trust reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in part or whole. The minimum amount for subsequent investments in a Fund is $1,000.


Investments in the Funds may be made (1) through securities dealers who have the responsibility to transmit orders promptly and who may charge a processing fee or (2) directly with the Trust either by mail or bank wire transfer to the Trust's transfer agent, Firstar Trust Company ("Transfer Agent") as described below.


BY MAIL
You may purchase shares of a Fund directly by completing and signing the Account Application included with the Prospectus and making out a check payable to "Potomac Funds". Your investment will be allocated among the Funds as you specify on the Account Application. Mail the check, along with the completed Account Application, to Potomac Funds, c/o Firstar Trust Company, P.O. Box 1993, Milwaukee, Wisconsin 53201-1993.


Completed Account Applications and checks also may be sent by overnight or express mail. To ensure proper delivery, please use the following address:
Potomac Funds, c/o Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Third party checks will not by accepted by the Funds. All purchases must be in U.S. Dollars. A $20.00 fee will be imposed by the Transfer Agent if any check used for investment in an account does not clear due to insufficient funds.


BY BANK WIRE TRANSFER
To establish a new account by wire  transfer,  please call the Transfer Agent at
(800) 851-0511 to obtain a Potomac Funds account number. You must send a completed Account Application to the Trust at the above address immediately following the investment. Payment for Fund shares should be wired through the Federal Reserve System as follows:



               Firstar Bank Milwaukee,  N.A.
               777 East Wisconsin  Avenue
               Milwaukee, Wisconsin  53202
               ABA number  0750-00022
               For credit to Firstar Trust Company
               Account Number 112-952-137
               For further credit to the Potomac Funds
               Shareholder name: ______________________________
               Shareholder account number:_____________________

Your bank may charge a fee for such services. If the purchase is canceled because your wire transfer is not received, you may be liable for any the loss the Trust may incur.

Physical certificates representing a Fund's shares are not issued. Shares of each Fund are recorded on a register by the Transfer Agent.

                         TAX-SHELTERED RETIREMENT PLANS

The Trust offers the following retirement plans that may be funded with purchases of Fund shares and may allow investors to shelter or defer some of their income from taxes:


      Individual retirement accounts ("IRAs"),
      Self-employed individual retirement plans ("Keogh Plans") - defined contribution plans, and Code section 403(b) plans.


A  description   of  applicable   service  fees  and  certain   limitations   on
contributions and withdrawals, as well as Application Forms are available from the Trust upon request.



                         REDEEMING SHARES (WITHDRAWALS)


GENERAL
You may withdraw all or any part of your investment by redeeming Fund shares at the next determined net asset value per share after receipt of the order. The amount received will depend on the market value of the investments in a Fund's portfolio at the time of determination of net asset value. Shares of the Funds may be redeemed by written request or by telephone to the Transfer Agent subject to the procedures described below. When you redeem shares over the telephone, those redemption proceeds will be sent only to your address of record or to a bank account specified in your Account Application. In addition, redemption proceeds may be sent by wire transfer to a bank account specified in your Account Application. The minimum amount of a wire transfer redemption is $5,000. You will be charged $12.00 for wire redemptions to cover transaction costs.


If you request payment of redemption proceeds to a third party or to a location other than your address of record or a bank account specified in the Account Application, your request must be in writing and your signature guaranteed. In addition, if you request in writing redemption of $100,000 or more, your signature must be guaranteed. A signature guarantee will be accepted from a commercial bank, savings association, securities broker or dealer, or credit union. A notary public cannot provide a signature guarantee.


Payment of redemption proceeds will be made within seven days following a Fund's receipt of your request for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.


With respect to the U.S. Plus Fund, the U.S./Short Fund, the OTC Plus Fund, the OTC/Short Fund and the Money Market Fund, the right of redemption may be suspended or the date of payment postponed for any period during which the NYSE, the Nasdaq, the CME, or the CBOE, or the Federal Reserve Bank of New York, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, the Nasdaq, the CME, or the CBOE, as appropriate, is restricted. With respect to the Japan/Long Fund and the Japan/Short Fund, the right of redemption may be suspended or the date of payment postponed for any period during which the SIMEX or the Osaka Securities Exchange is closed (other than customary weekend or holiday closings) or trading on that exchange is restricted. In addition, the rights of redemption may be suspended or the date of payment postponed for any Fund for a period during which an emergency exists so that disposal of the Fund's investments or the determination of its net asset value is not reasonably practicable or for a such periods as the SEC, by order, may permit for protection of a Fund's investors.


DRAFT CHECKS
Checkwriting privileges are available to investors in the Money Market Fund. With a Money Market Fund checking account, shares may be redeemed simply by writing a check for $500 or more. The redemption will be made at the net asset value next determined after the Transfer Agent presents the check to the Money Market Fund. A check should not be written to close an account. There is a $20 charge for each stop payment request on Money Market Fund checks. You are subject to the same rules and regulations that banks apply to checking accounts.

LOW BALANCE ACCOUNTS
Because of the high cost of maintaining accounts with low balances, it is the Trust's policy to redeem involuntarily Fund shares in any account, including a retirement account, if the account balance falls below $10,000 in total value in the Trust. This policy does not apply to accounts that fall below the minimum balance due to market fluctuations. The Trust will provide 30 days' written notice to all such shareholders to bring the account balance up to the minimum investment required or the Trust may redeem shares in the account and pay the proceeds to the shareholder. A redemption from a tax-qualified retirement plan may have adverse tax consequences and a shareholder contemplating such a redemption should consult his or her tax adviser.

                                    EXCHANGES

Shares of a Fund may be exchanged, without any charge, for shares of any other Fund on the basis of the respective net asset values of the shares involved. Exchanges may be effected by written request or by telephone to the Transfer Agent subject to the procedures described below. Exchanges must be for at least the lesser of $1,000 or the entire account balance for the Fund from which the exchange is made.


When you exchange shares from one Fund to another, your investment may be uninvested in shares of a Fund until that Fund's next determined net asset value. For example, if you exchange shares from the Japan/Short Fund to the U.S. Plus Fund, your investment will be uninvested from 1:15 a.m., the time the Japan/Short Fund determines net asset value, until 4:15 p.m., the time the U.S. Plus Fund next determines its net asset value. See "Determination of Net Asset Value" below.


                           PROCEDURES FOR REDEMPTIONS
                                  AND EXCHANGES

GENERAL
In requesting a redemption or exchange, you should provide your account name, account number, the number of or percentage of shares or the dollar value of shares to be exchanged or redeemed, as applicable, and the names of the Funds involved. Exchanges may only be made between identically registered accounts. In addition, any written request must be signed by a shareholder and all co-owners of the account with exactly the same name or names used in establishing the account.


BY MAIL
Requests for redemptions and exchanges may be made in writing and directed to the Potomac Funds, c/o Firstar Trust Company, P.O. Box 701 Milwaukee, Wisconsin 53201. Any such requests sent overnight or express mail should be directed to the Potomac Funds, c/o Firstar Trust Company, Mutual Fund Services, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


BY TELEPHONE
You may redeem or exchange Funds shares by calling the Transfer Agent at (800) 851-0511. Shares may be redeemed by telephone only if your Account Application reflects that option. Telephone requests may be made only between 9:00 a.m., Eastern time, and the times listed below. For telephone exchanges, the closing time is the earlier closing time below of the two Funds involved in the exchange:


                     Japan/Long Fund        4:00 p.m.
                     Japan/Short Fund       4:00 p.m.
                     U.S. Plus Fund         3:40 p.m.
                     U.S./Short Fund        3:40 p.m.
                     OTC Plus Fund          3:40 p.m.
                     OTC/Short Fund         3:40 p.m.
                     Money Market Fund      4:00 p.m.

TELEPHONE REDEMPTION AND EXCHANGE ORDERS WILL BE ACCEPTED ONLY DURING THE PERIODS INDICATED ABOVE.

By establishing such telephone services, you authorize the Funds or their agents to act upon verbal instructions to redeem or exchange Fund shares for any account for which such service has been authorized. In an effort to prevent unauthorized or fraudulent telephone transaction requests, the transfer agent will employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. For instance, the Transfer Agent will require some form of personal identification prior to acting upon telephone instructions, provide written confirmation after such transactions, and record telephone instructions. When acting on instructions believed to be genuine, the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees are not liable for any loss resulting from a fraudulent telephone transaction request and the investor will bear the risk of loss. To the extent that the Trust, Adviser, Transfer Agent and their trustees, directors, officers and employees do not employ such procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. You also should be aware that telephone redemption or exchanges may be difficult to implement in a timely manner during periods of drastic economic or markets changes. If such conditions occur, redemption or exchange orders can be made by mail.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the U.S. Plus Fund, the U.S./Short Fund, the OTC Plus Fund and the OTC/Short Fund is determined as of 4:15 p.m. Eastern time, fifteen minutes after the close of normal trading on the NYSE (currently 4:00 p.m., Eastern time) each day the NYSE is open for business. The net asset value per share of the Japan/Long Fund and the Japan/Short Fund is determined as of 1:15 a.m., Eastern time, fifteen minutes after the close of normal trading on the SIMEX (currently 1:00 a.m., Eastern time) each day that exchange is open for business. The Money Market Fund's net asset value per share is determined as of 1:00 p.m., Eastern time, each day that both the NYSE and the Federal Bank of New York are open for business.


Purchase, redemption and exchange requests for the Japan/Long Fund and the Japan/Short Fund properly received by the Transfer Agent by 4:00 p.m., Eastern time on Monday through Thursday are priced based on the net asset value determined at 1:15 a.m. Eastern time, 15 minutes after the close of regular trading on the SIMEX on the following day. Requests received by the Transfer Agent prior to 4:00 p.m., Eastern time on a Friday will be effected at the net asset value determined as of the close of regular trading on the SIMEX on the following Monday.

A Fund's net asset value serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Trustees or by the Adviser using methods established or ratified by the Trustees.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share for the Money Market Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained. For further information on valuing the Money Market Fund's portfolio securities, SEE "Determination of Net Asset Value" in the SAI.

For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges or foreign stock exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollars at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. Dividend income and other distributions are recorded on the ex-distribution date, except for certain dividends from foreign securities that are recorded as soon as the Trust is informed after the ex-distribution date.

Illiquid  securities,  securities  for  which  reliable  quotations  or  pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Adviser or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Funds are valued at fair value.


                             PERFORMANCE INFORMATION

TOTAL RETURN
From time to time each Fund may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for those Funds in accordance with the methods discussed below.

Each Fund may include the total return of its shares in advertisements or other written material. When a Fund advertises the total return of its shares, it will be calculated for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that Fund. Total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment in that Fund at the end of the period (assuming reinvestment of any dividends capital gain distributions at net asset value). For more information on Fund performance, SEE "Performance Information" in the SAI.


YIELD
From time to time the Money Market Fund may advertise "yield" and "effective yield." The Money Market Fund's yield figure is based on historical earnings and is not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then "annualized." The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the average yield because of the compounding effect of this assumed reinvestment. SEE "Performance Information - Yield Computations" in the SAI.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund, except the Money Market Fund, intends to distribute to its shareholders annually any net investment income, net realized capital gains, and net realized gains from foreign currency transactions. The Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. All income dividends and distributions of net capital gains and net gains from foreign currency transactions, if any, of each Fund will be automatically reinvested in additional shares of the Fund at the net asset value calculated on the ex-distribution date, unless you request otherwise in writing. Dividends and other distributions of a Fund are taxable to its shareholders, as discussed below under "Taxes," whether the dividends or other distributions are reinvested in additional shares or are received in cash. You will receive a statement of your account at least quarterly.


                                      TAXES

Each Fund is treated as a separate corporation for Federal income tax purposes and will seek to qualify as a RIC. Because of the investment strategies of each Fund other than the Money Market Fund, there can be no assurance that any such Fund will qualify as a RIC. If a Fund so qualifies and satisfies the distribution requirement under the Code for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains, and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders for that year. If a Fund fails to qualify as a RIC for any taxable year, its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders.






To qualify as a RIC, a Fund must satisfy certain requirements, including certain diversification requirements. The investment by a Fund, other than the Money Market Fund, primarily in options and futures positions entails some risk that such a Fund might fail to satisfy those diversification requirements because of some uncertainty regarding the valuation of such positions. For additional information concerning these requirements, SEE "Dividends, Other Distributions and Taxes" in the SAI.

If the Trust determines that a Fund will not qualify as a RIC and that Federal income tax likely will be payable by the Fund for its current taxable year, the Trust will make a good-faith estimate of the Fund's anticipated tax liability, which will be accrued as tax expenses, and will establish procedures for the Fund to reflect that liability in its net asset value per share. Thereafter, the Trust will determine daily whether it is appropriate to continue to accrue that tax expense and, if so, will make a good-faith estimate of the amount thereof. Any amount by which any such accrual is reduced, or the entire amount of the accrual if the Trust determines that accrual is no longer appropriate, will be reclassified as a reduction of tax expenses.

Dividends from a Fund's investment company taxable income, if any, are taxable to its shareholders as ordinary income (at rates up to 39.6% for individuals), regardless of whether the dividends are reinvested in Fund shares or received in cash. Distributions of a Fund's net capital gain, if any, when designated as such, are taxable to its shareholders as long-term capital gains (at rates of up to 28% for individuals), regardless of how long they have held their Fund shares and whether the distributions are reinvested in Fund shares or received in cash. The Taxpayer Relief Act of 1997 ("Act"), enacted in August 1997, dramatically changes the taxation of net capital gain, by applying different rates (including reduced maximum rates of 20%, 18%, 10%, and 8%) thereto depending on the taxpayer's holding period and marginal rate of Federal income tax. The Act, however, does not address the application of these rules to distributions by RICs and instead authorizes the issuance of regulations to do so. Accordingly, shareholders should consult their tax advisers as to the effect of the Act on distributions by a Fund to them of net capital gain. Shareholders that are not subject to tax on their income generally will not be required to pay tax on distributions. Statements as to the Federal tax status of each Fund's distributions will be mailed to its shareholders annually. Shareholders should consult their tax advisers concerning the tax status of a Fund's distributions in their own states and localities.


If Fund shares are redeemed at a loss after being held for six months or less, the loss is treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions on those shares.

Shareholders are required by law to certify that their taxpayer identification number ("TIN") is correct and that they are not subject to back-up withholding. Each Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN.
Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.





Because the foregoing only summarizes some of the important tax considerations affecting the Funds and their shareholders, please see the further discussion in the SAI. Prospective investors are urged to consult their tax advisers.



                  MANAGEMENT AND ADMINISTRATION OF THE TRUST

BOARD OF TRUSTEES
The business and affairs of each Fund are managed under the direction of the Trustees. The Trustees are responsible for the general supervision of the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. The day-to-day operations of the Funds are the responsibility of the Trust's officers.

INVESTMENT ADVISER
Rafferty Asset Management, LLC, 550 Mamaroneck Avenue, Harrison, New York 10528, provides investment advice to the Funds. The Adviser is a newly created investment adviser and has had no previous experience advising investment companies. The Adviser was organized as a New York limited liability corporation in May 1997. Lawrence C. Rafferty owns a controlling interest in the Adviser.

The Adviser manages the investment of the assets of each Fund, in accordance with its investment objective, policies and limitations, subject to the general supervision and control of the Trustees and the officers of the Trust. The Adviser bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated persons of the Adviser. The Adviser, from its own resources, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares.

Under an investment agreement between the Trust and the Adviser, dated September, 1997, each Fund pays the Adviser a fee at an annualized rate, based on a percentage of its daily net assets: 0.75% for the Japan/Long Fund, the U.S. Plus Fund, and the OTC Plus Fund; 0.90% for the Japan/Short Fund, the U.S./Short Fund, and the OTC/Short Fund; and 0.50% for the Money Market Fund.

PORTFOLIO MANAGEMENT
Each Fund, except for the OTC Plus Fund and the OTC/Short Fund, is managed by an investment committee, which is responsible for the investment activities of the Funds.

James T. Apple is the portfolio manager for the OTC Plus Fund and the OTC/Short Fund. From 1992 to December 1993, he was Director of Investments for The Rushmore Funds, Inc. From February 1994 to May 1997, Mr. Apple was portfolio manager for the Rydex OTC and U.S. Government Bond Funds. The Rydex OTC Fund, which seeks to match the performance of the Nasdaq Index, has similar investment objective and policies as the OTC Plus Fund. At May 15, 1997, that fund had $___ million in assets. As portfolio manager of the Rydex OTC Fund, Mr. Apple had full discretionary authority over the selection of investments for that fund. Average annual total returns for the one-year and three-year periods ended May 15, 1997 during which Mr. Apple managed that fund compared with the performance of the Nasdaq Index were:

                                       Rydex OTC              Nasdaq
                                          Fund                Index
                                       ---------              ------

         One Year                       36.91%                34.02%

         Three Years                   151.61%               150.68%

Historical performance is not indicative of future performance. The Rydex OTC Fund is a separate fund and its historical performance is not indicative of the potential performance of the Funds. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

ADMINISTRATOR
The Trust has entered into an Administrative Services Agreement with Firstar Trust Company ("Administrator") that obligates the Administrator to provide the Funds with administrative and management services, other than investment advisory services. As compensation for these services, the Trust pays the Administrator a fee of .06% of the first $200,000,000 of the Trust's average daily net assets, .05% of the next $300,000,000 of the Trust's average net assets, and .03% of the Trust's average net assets in excess of $500,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $170,000.


DISTRIBUTOR
First Data Distributors, Inc. ('Distributor") 4400 Computer Drive, Westboro, Massachusetts 01581, serves as the distributor of the Funds' shares. The Distributor has entered into dealer agreements with participating dealers who will distribute shares of the Funds.


TRANSFER AGENT AND CUSTODIAN
Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the transfer agent and custodian of the portfolio securities of the Trust.


INDEPENDENT AUDITORS
Price Waterhouse LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, are the auditors of and the independent public accountants for the Trust.


                       GENERAL INFORMATION ABOUT THE TRUST

ORGANIZATION OF THE TRUST AND VOTING RIGHTS
The Trust was organized as a Massachusetts business trust on June 6, 1997 and registered with the SEC as an open-end management investment company under the 1940 Act. The Trust may issue unlimited shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Trustees shall from time to time establish. The shares of beneficial interest of the Trust presently are divided into seven separate series.

Fund shares have equal voting rights. Only shares of a particular Fund may vote on matters affecting that Fund. All shares of the Trust vote on matters affecting the Trust as a whole and to elect Trustees. Share voting rights are not cumulative, and shares have no preemptive or conversion rights.
Shares of the Trust are nontransferable.

As a Massachusetts business trust, the Trust is not obligated to conduct annual shareholder meetings. However, the Trust will hold special shareholder meetings whenever required to do so under the Federal securities laws or the Trust's Declaration of Trust or its By-Laws. Shareholders may remove Trustees from office by votes cast at a special meeting of shareholders. If requested by the shareholders of at least 10% of the outstanding shares of the Trust, the Trustees will call a special meeting of shareholders to vote on the removal of a Trustee and will assist in communications with other shareholders.

FUND EXPENSES
Expenses of the Trust that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts, or net sales, where applicable. Each Fund pays all of its own expenses. These expenses include organizational costs, expenses for legal accounting and auditing services, preparing (including typesetting and printing) reports, prospectuses, supplements thereto and notices to its existing shareholders, advisory and management fees, fees and expenses of the custodian and transfer and dividend disbursing agents, the distribution fee, the expense of issuing and redeeming shares, the cost of registering shares under the Federal and state laws, shareholder meeting and related proxy solicitation expenses, the fees and out-of-pocket expenses of Trustees who are not affiliated with the Adviser, insurance, brokerage costs, litigation, and other expenses properly payable by the Funds.

CLASSIFICATION OF THE FUNDS
Each Fund (other than the Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. A Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested the securities of a limited number of issuers, primarily within same the industry or economic sector. A non-diversified Fund's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a diversified investment company.

A Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Fund, however, intends to qualify as a RIC. This requires, among other things, that each Fund, at the end of each quarter of its tax year, meet certain diversification standards.

CONCENTRATION OF INVESTMENTS
The OTC Plus Fund and the OTC/Short Fund generally do not intend to concentrate more than 25% of their respective investments in a particular industry. However, because these Funds seek investment results that correspond to 125% and the inverse, respectively, of the performance of the Nasdaq Index, the Funds may invest more than 25% of their assets in securities of issuers in one industry. When a Fund concentrates its investments in an industry, financial, economic, business and other developments affecting issuers in that industry will have a greater effect on the Fund than if the Fund had not concentrated its assets in that industry. Accordingly, the performance of these Funds may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of industries.

DISTRIBUTION OF FUND SHARES
The Funds have adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will compensate the Distributor for certain expenses incurred in the distribution of that Fund's shares and the servicing and maintenance of existing Fund shareholder accounts. However, the Trustees have not authorized payment of any fees pursuant to the Plan.

MASTER/FEEDER OPTION
The Trust may in the future seek to achieve a Fund's investment objective by investing all net assets of that Fund ("Feeder Fund") in another investment company ("Master Fund") having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Feeder Fund. It is expected than any such investment company would be managed by the Adviser in substantially the same manner as the Feeder Fund. If permitted by applicable laws and policies then in effect, any such investment may be made in the sole discretion of the Trustees without further approval of shareholders of the Funds. However, the Funds' shareholders will be given 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Funds and their shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. No assurance can be given that costs will be materially reduced if this option is implemented.

SHAREHOLDER INQUIRIES
Shareholder inquiries can be made by telephone to the Trust at (800) 851-0511.



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS, OR IN THE SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE

                                  POTOMAC FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314


                              550 Mamaroneck Avenue
                            Harrison, New York 10528
                                 (800) 851-0511


The Potomac Funds (the "Trust") is a no-load management investment company, or mutual fund, which consists of seven separate investment portfolios (the "Funds"). The Funds are designed principally for experienced investors who intend to follow a global asset allocation strategy. The Funds are not designed for inexperienced or less sophisticated investors. An important feature of the Trust is that it primarily consists of pairs of Funds, one of which attempts to provide results correlating to a specific index, while the other attempts to provide inverse performance, that is, similar to a short position in the specific index. In particular, the following Funds seek investment results that correspond over time to the following benchmarks:


FUND                          BENCHMARK
Potomac Japan/Long Fund       Nikkei 225 Stock Average
Potomac Japan/Short Fund      Inverse (opposite) of the Nikkei 225 Stock Average
Potomac                       U.S.  Plus  Fund  150% of the  performance  of the
                              Standard  &  Poor's  500  Composite   Stock  Price
                              IndexTM
Potomac U.S./Short Fund       Inverse  (opposite)  of the  Standard & Poor's 500
                              Composite Stock Price IndexTM
Potomac OTC Plus Fund         125% of the  performance  of the  Nasdaq 100 Stock
                              IndexTM
Potomac OTC/Short Fund        Inverse (opposite) of the Nasdaq 100 Stock IndexTM

The Trust also offers the Potomac U.S. Government Money Market Fund, which seeks security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. THE FUND SEEKS TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE, ALTHOUGH THIS CANNOT BE ASSURED. SHARES OF THIS FUND ARE NOT DEPOSITS OR OBLIGATIONS, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THIS FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated September __, 1997. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone numbers above.


        STATEMENT OF ADDITIONAL INFORMATION DATED  SEPTEMBER __, 1997

                                TABLE OF CONTENTS


                                                                            Page


THE POTOMAC FUNDS........................................................    3


INVESTMENT POLICIES AND TECHNIQUES.......................................    3

   General...............................................................    3
   Options, Futures and Other Strategies.................................    3
   U.S. Government Securities.............................................  10
   Indexed Securities.....................................................  10
   American Depository Receipts...........................................  11
   Repurchase Agreements..................................................  11
   Borrowing..............................................................  11
   Lending Portfolio Securities...........................................  12
   Investments in Other Investment Companies..............................  12
   Illiquid Investments and Restricted Securities.........................  13
   Portfolio Turnover.....................................................  13

INVESTMENT RESTRICTIONS...................................................  14

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................  17

MANAGEMENT OF THE TRUST...................................................  18

   Trustees and Officers..................................................  18
   Investment Adviser.....................................................  20
   Fund Administrator, Fund Accountant, Transfer Agent and Custodian......  21
   Distributor............................................................  22
   Distribution Plan......................................................  22
   Independent Accountants ..............................................  22

DETERMINATION OF NET ASSET VALUE..........................................  22

PERFORMANCE INFORMATION...................................................  23

   Comparative Information................................................  24
   Total Return Computations..............................................  24
   Yield Computations.....................................................  25

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES..................................  26

FINANCIAL STATEMENTS......................................................  29

                                THE POTOMAC FUNDS

The Trust is a Massachusetts business trust organized on June 6, 1997 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of seven separate series: the Potomac Japan/Long Fund ("Japan/Long Fund"), the Potomac Japan/Short Fund ("Japan/Short Fund"), the Potomac U.S. Plus Fund ("U.S. Plus Fund"), the Potomac U.S./Short Fund ("U.S. Short Fund"), the Potomac OTC Plus Fund ("OTC Plus Fund"), the Potomac OTC/Short Fund ("OTC/Short Fund") and the Potomac U.S. Government Money Market Fund ("Money Market Fund") (collectively, the "Funds"). The Trust may offer additional series in the future.

The Funds are designed principally for experienced investors seeking a global asset allocation vehicle. Except for the Money Market Fund, the Funds provide investment exposure to various securities markets. Each Fund seeks investment results that correspond over time to a specific benchmark. The terms "long" and "short" in the Funds' names are not intended to refer to the duration of the Funds' investment portfolios. The Funds may be used independently or in combination with each other as part of an overall strategy.



                       INVESTMENT POLICIES AND TECHNIQUES

GENERAL

The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of each Fund. Please refer to the sections entitled "Investment Objectives and Policies" and "Investment Techniques and Other Investment Policies" in the Prospectus for a discussion of the investment objectives and policies of the Funds. Rafferty Asset Management, LLC (the "Adviser") serves as each Fund's investment adviser. Capitalized terms not otherwise defined herein shall have the same meaning as assigned in the Prospectus.

The Funds may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

OPTIONS, FUTURES AND OTHER STRATEGIES

GENERAL. As discussed in the Prospectus,  each Fund (other than the Money Market
Fund) may use certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts, swaps, caps, floors and collars (collectively "Financial Instruments") as a substitute for a comparable market position in the underlying security or currency, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Each of the Japan/Long Fund and the Japan/Short Fund also may purchase and sell Financial Instruments on Japanese Yen to attempt to eliminate the effect that fluctuations in the U.S. Dollar/Japanese Yen exchange rate may have on each Fund's net asset value per share.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity

Futures  Trading  Commission  (the "CFTC").  In addition,  a Fund's ability to
use  Financial  Instruments  will  be  limited  by  tax  considerations.   See
"Dividends, Other Distributions and Taxes."

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with a Fund's investment objective and permitted by a Fund's investment limitations and applicable regulatory authorities. The Funds' Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the Adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (E.G., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

COVER. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward currency contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, Firstar Trust Company ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter ("OTC") options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be liable to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.


Generally, OTC foreign currency options used by the Japan/Long Fund and the Japan/Short Fund are European-style options. This means that the option is exercisable only immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the

Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

FOREIGN CURRENCY STRATEGIES - SPECIAL CONSIDERATIONS. The Japan/Long Fund and the Japan/Short Fund may use options and futures contracts on Japanese Yen, as described above, and forward contracts, swaps, caps, floors and collars on Japanese Yen, as described below.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. Dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The Japan/Long Fund and the Japan/Short Fund may enter into forward currency contracts to purchase or sell Japanese Yen for a fixed amount of U.S. Dollars. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may by any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.

Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts.

COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward currency contracts. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

SWAPS, CAPS, FLOORS AND COLLARS. Swap agreements, including caps, floors and collars, can be individually negotiated and structured. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments based on a floating rate of interest for payments based on a specified stock index, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to changes in the value of the index. Caps and floors have an effect similar to buying or writing options.

The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by the Adviser in accordance with procedures adopted by the Trust's Board of Trustees ("Trustees" or the "Board"). If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.


The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap entered into on a net basis will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the requirements of the 1940 Act. Each Fund also will establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. The Adviser and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

U.S. GOVERNMENT SECURITIES

Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Fannie Mae (formerly, the Federal National Mortgage Association), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association.

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Money Market Fund will invest in securities of agencies and instrumentalities only if the Adviser is satisfied that the credit risk involved is acceptable.

INDEXED SECURITIES

Each Fund (other than the Money Market Fund) may purchase securities the value of which varies in relation to the value of other securities, securities indices, currencies or other financial indicators, consistent with its investment objective. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one more specified foreign currencies, and may offer higher yields than U.S. Dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the value of a specified foreign currency increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when the value of a specified foreign currency increases, resulting in a security whose price characteristics are similar to a put on the underlying currency.


Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" below.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")

ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for used outside the United States.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of the Money Market
Fund) of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" below.

Each Fund follows certain procedures and guidelines adopted by the Trustees designed to minimize the risks inherent in such transactions. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established institutions whose financial condition will be monitored by the Adviser. In addition, each Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

BORROWING

The U.S. Plus Fund and the OTC Plus Fund may borrow money for investment purposes. Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes and to meet redemption requests without immediately selling portfolio securities.

U.S. PLUS FUND AND OTC PLUS FUND. Borrowing for investment in known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage may exaggerate changes in a Fund's net asset value. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

ALL FUNDS. Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instrument would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. Each Fund may pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES

Each Fund may lend portfolio securities with a value not exceeding 33 1/3% (10% in the case of the Money Market Fund) of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While a Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. Each Fund currently has no intention of lending its portfolio securities.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. The Money Market Fund will invest only in those investment companies that invest in the same quality of investments as the Money Market Fund. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

Each Fund will not purchase or otherwise acquire any security if, as a result, more than 15% (10% for the Money Market Fund) of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board or the Adviser has determined under Board-approved guidelines are liquid. None of the Funds, however, currently anticipates investing in such restricted securities.

The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) OTC options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board, and (6) securities involved in swap, cap, floor and collar transactions. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

PORTFOLIO TURNOVER

As discussed in the Prospectus, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, frequently will redeem Fund shares, as well as exchange their Fund shares for shares of other

Funds. A Fund may have to dispose of certain portfolio investments to maintain sufficient liquid assets to meet such redemption and exchange requests, thereby causing a high portfolio turnover.

A Fund's portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of a Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate, except for the Money Market Fund, calculated with all securities whose maturities were one year or less is anticipated to be unusually high.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

EACH FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

      Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

EACH FUND,  EXCEPT THE MONEY MARKET FUND,  HAS ADOPTED THE FOLLOWING  INVESTMENT
LIMITATIONS:

A Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or (2) by engaging in repurchase agreements with respect to portfolio securities.

2. Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5, 7, 8, and (3) the Japan/Short Fund, the U.S./Short Fund and the OTC/Short Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

EACH FUND, EXCEPT THE U.S. PLUS FUND AND THE OTC PLUS FUND, HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

7. Borrow money, except (1) as a temporary measure for extraordinary or emergency purposes and then only in amounts not to exceed 5% of the value of the Fund's total assets, (2) in an amount up to 33 1/3% of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

THE JAPAN/LONG FUND, THE U.S PLUS FUND AND THE OTC PLUS FUND HAVE ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

8. Make short sales of portfolio securities or purchase any portfolio securities on margin but may make short sales "against the box," obtain such short-term credits as are necessary for the clearance of transactions, and make margin payments in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

THE U.S. PLUS FUND AND THE OTC PLUS FUND HAVE ADOPTED THE  FOLLOWING  INVESTMENT
LIMITATION:

A Fund shall not:

9. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

EACH FUND, EXCEPT THE OTC PLUS FUND AND THE OTC/SHORT FUND, HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATION:

A Fund shall not:

10.Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE OTC PLUS FUND AND THE OTC/SHORT  FUND HAVE ADOPTED THE FOLLOWING  INVESTMENT
LIMITATION:

A Fund shall not:

11.Invest more than 25% of the value of its total  assets in the  securities  of issuers  in any  single  industry,  except  for  the  software  and  hardware industries when the percentage of the securities of either industry constitute more than 25% of the Nasdaq Index . There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE MONEY MARKET FUND HAS ADOPTED THE FOLLOWING INVESTMENT LIMITATIONS:

The Money Market Fund shall not:

1. Make loans, except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

2. Lend the Fund's portfolio securities in excess of 15% of its total assets. Any loans of the Fund's portfolio securities will be made according to guidelines established by the Trustees, including the maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

3. Underwrite securities of any other issuer.


4. Purchase, hold, or deal in real estate or oil and gas interests.

5. Issue senior securities, except as permitted by the Fund's investment objective and policies.

6. Purchase or sell physical commodities; PROVIDED, HOWEVER, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

7. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

8. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings or in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities, provided, HOWEVER, that this investment limitation does not prevent the Fund from purchasing and selling options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.


In addition, the Money Market Fund does not presently intend to purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors and collars.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Adviser is responsible for decisions to buy and sell securities for each Fund, the selection of brokers-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

In effecting portfolio transactions for the Funds, the Adviser seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions, or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Funds or the Adviser. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

The Adviser may use research and services provided to it by brokers in servicing all the Funds; however, not all such services may be used by the Adviser in connection with a Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by the Adviser, this information and these services are of indeterminable value and would not reduce the Adviser's investment advisory fee to be paid by the Funds.

Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The following table lists the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years. Unless otherwise noted, an individual's business address is 550 Mamaroneck Avenue, Harrison, New York 10528.


                            Position With           Principal Occupation
         Name                 the Trust            During Past Five Years
         ----                 ---------            ----------------------

Lawrence C. Rafferty*   Chief    Executive    Chairman and Chief Executive
(55)                    Officer,  President,  Officer of the Adviser,
                        Chairman   of   the   1997-present; Chief Executive
                        Board of Trustees     Officer of Rafferty Companies,
                                              LLC, 1996-present; Chief Executive
                                              Officer    of   Cohane    Rafferty
                                              Securities,   Inc.,   1987-present
                                              (investment    banking);     Chief
                                              Executive   Officer  of   Rafferty
                                              Capital       Markets,       Inc.,
                                              1995-present; Trustee of Fairfield
                                              University.

Jay F. Higgins* (52)    Trustee               Managing Partner of CloverLeaf
411 West Putnam Street                        Partners, Inc., 1992-1997
Greenwich, CT 06830                           (investment banking).

Daniel J. Byrne (53)    Trustee               President and Chief Executive
1325 Franklin Avenue                          Officer of Byrne Securities
Suite 285                                     Inc., 1992-present; Partner of
Garden City, NY 11530                         Byrne Capital Management llp,
                                              1996-present.

George T. Glisker (50)  Trustee               President  of  GTG   Securities
1010 Franklin Avenue                          Corp., April 1997-present (hedge
Garden City, NY 11530                         fund);  President  of  New  York
                                              Capital Mkts. Inc.

Gerald E. Shanley III   Trustee               Business Consultant,
(53)                                          1985-present; Trustee of Estate
12 First Street                               of Charles S. Payson,
Pelham, NY 10803                              1987-present.

James Terry Apple (58)  Chief   Investment    Vice President of the Adviser,
100 S. Royal Street     Officer               1997-present; Portfolio Manager
Alexandria, VA 22314                          of PADCO Advisors, 1994-1997;
                                              Portfolio Manager of Money
                                              Management Associates, 1992-1993.

Timothy P. Hagan (55)   Chief    Financial    Vice President of the Adviser,
100 S. Royal Street     Officer               1997-present; Vice President of
Alexandria, VA 22314                          PADCO Advisers, 1993-1997, Vice
                                              President of Money Management
                                              Associates, 1981-1993.

Philip A. Harding (54)  Senior Vice President Vice President of the Adviser,
100 S. Royal Street                           1997-present; Vice President of
Alexandria, VA 22314                          Commerzbank (USA), 1995-1997;
                                              Senior Vice President of Sanwa
                                              Bank (USA), 1992-1995.

Thomas A. Mulrooney     Chief    Operating    Chief Operating Officer of the
(50)                    Officer               Adviser, 1997-present; President
                                              of Rafferty Capital Markets,
                                              1995-1997; Managing Partner of
                                              Cantor Fitzgerald, Inc.,
                                              1993-1995; Executive Vice
                                              President and Director of
                                              Trading for J.J. Kenny Drake,
                                              Inc., 1985-1993.

Stephen P. Sprague (48) Treasurer,            Vice President and Chief
                        Controller    and     Financial Officer of the
                        Assistant Secretary   Adviser, 1997-present; Chief
                                              Financial Officer of Rafferty
                                              Companies, LLC, 1994-present;
                                              Chief Accountant--International
                                              Sub., Goldman Sachs & Co.,
                                              1983-1993.

Robert J. Zutz (44)     Secretary             Partner, Kirkpatrick & Lockhart
1800 Massachusetts Ave.                       LLP (law firm).
Washington, DC 20036

Joseph C. Neuberger     Assistant Secretary   Vice President, Firstar Trust
(35)                                          Company,
615 East Michigan                             1994-present; Tax Manager with
Street                                        Arthur Andersen LLP, 1984-1994.
Milwaukee, WI 53202

Mary S. Kraft (28)      Assistant Secretary   Compliance Officer, Firstar
615 East Michigan                             Trust Company, 1994-present;
Street                                        Audit Senior with Arthur
Milwaukee, WI 53202                           Andersen LLP, 1991-1994.

------------------
* Messrs. Rafferty and Higgins are deemed to be "interested persons" of the Trust, as defined by the 1940 Act.


The Trustees and officers of the Trust, as a group, own less than 1% of each Fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.
However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


The Trust will pay the Trustees who are not "interested persons" of the Trust as defined by the 1940 Act ("Independent Trustees") $500 per meeting of the Board. The Adviser will pay Mr. Higgins similar compensation per meeting of the Board. Trustees also are reimbursed for any expenses incurred in attending Board meetings.

INVESTMENT ADVISER

The Funds' investment adviser, Rafferty Asset Management, LLC, was organized as a New York limited liability corporation in 1997. The Adviser is a newly registered investment adviser and has no prior experience advising investment companies. The Adviser is controlled by Lawrence C. Rafferty.


Under an Investment Advisory Agreement, dated September __, 1997, between the Trust, on behalf of the Funds, and the Adviser ("Advisory Agreement"), the Adviser provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees . The Adviser bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of the Adviser. The Trust bears all other expenses that are not assumed by the Adviser as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.


Pursuant to the Advisory Agreement, each Fund pays the Adviser the following fee at an annual rate based on its average daily net assets of: 0.75% of the Japan/Long Fund, U.S. Plus Fund and OTC Plus Fund; 0.90% of the Japan/Short Fund, U.S./Short Fund and OTC/Short Fund; and 0.50% of the Money Market Fund .

The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and the Adviser, as sole shareholder of each Fund, in compliance with the 1940 Act. The Advisory Agreement will continue in force for a period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, or by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or the Adviser.

FUND ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT AND CUSTODIAN Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administrative, fund accounting, transfer agent and custodian services to the Funds.


Pursuant to an Administration Servicing Agreement between the Trust and Firstar Trust Company ("Administrator") dated September __, 1997 ("Service Agreement"), the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee of .06% of the first $200,000,000 of the Trust's average daily net assets , .05% of the next $300,000,000 of the Trust's average net assets, and .03% of the Trust's average net assets in excess of $500,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $170,000.


Pursuant to a Fund Accounting Servicing Agreement between the Trust and Firstar Trust Company ("Fund Accountant") dated September __, 1997, the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. For these services, the Trust pays the Fund Accountant a flat fee of $25,000 for the first $40 million of average daily net assets for each the Japan/Long, Japan/Short, OTC/Short and Money Market Funds; and $22,000 for the first $40 million of average daily net assets for each the U.S. Plus, U.S./Short and OTC Plus Funds. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.


Pursuant to a Custodian Agreement, Firstar Trust Company ("Custodian") also serves as the Custodian of the Funds' assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Funds' portfolios.

DISTRIBUTOR

First Data Distributors, Inc., 4400 Computer Drive, Westboro, Massachusetts 01581, serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor receives from the Adviser a minimum fee of $10,000 plus .01% of the first $1 billion of the Trust's average daily net assets and out-of-pocket expenses for distributing the shares of the Funds.

DISTRIBUTION PLAN

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted such a plan (the "Plan") for each Fund pursuant to which the Funds would compensate the Distributor for certain expenses incurred in the distribution of that Fund's shares and the servicing and maintenance of existing Fund shareholder accounts. Pursuant to the Plan, a Fund may pay the Distributor a service fee of up to 0.25% and a distribution fee of up to 0.75% of the Fund's average daily net assets. However, the Trustees have not authorized payment of any fees pursuant to the Plan. The Trustees will authorize such payments only when they believe that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. If the Trustees do authorize payment of fees pursuant to the Plan, the Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.

The Plan will continue in effect, with respect to a Fund, from year to year as long as its continuance is approved annually by either the Trustees or by a vote of a majority of the outstanding voting securities of that Fund. In either case, to continue, the Plan must be approved by the vote of a majority of Independent Trustees. The Plan can be terminated, with respect to a Fund, at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of that Fund.

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, are the auditors and the independent accountants for the Trust.


                        DETERMINATION OF NET ASSET VALUE

As described in the Prospectus, the net asset value per share of the U.S. Plus Fund, the U.S./Short Fund, the OTC Plus Fund and the OTC/Short Fund is determined daily, Monday through Friday, each day on the New York Stock Exchange ("NYSE") is open for business, which excludes New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of the Japan Plus Fund and the Japan/Short Fund is determined each day the Singapore International Monetary Exchange ("SIMEX") is open for business. Trading on the SIMEX may not take place on all days on which the NYSE is open. The SIMEX is closed on the following Japanese holidays: New Year's Day, New Year's Holiday, Bank Holiday, Coming-of-Age Day, National Foundation Day, Vernal Equinox Day, Greenery Day, Constitution Memorial Day, Children's Day, Marine Day, Respect-for-the-Aged Day, Autumnal Equinox Day, Health-Sports Day, Culture Day, Labor Thanksgiving Day and the Emperor's Birthday. The net asset value per share of the Money Market Fund is determined each day that both the NYSE and the Federal Reserve Bank of New York are open for business.


It is the policy of the Money Market Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Fund to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The Money Market Fund may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

Rule 2a-7 requires the Trustees to establish procedures reasonably deigned to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than .5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the most recent bid price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which the Adviser has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. Dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.


                             PERFORMANCE INFORMATION

Each Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for each Fund, except for the Money Market Fund, will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

COMPARATIVE INFORMATION

From time to time each Fund's performance may be compared with recognized stock and other indices, such as the Standard & Poor's Composite Stock Price Index ("S&P 500 Index"), the Dow Jones Industrial Average ("DJIA"), Nasdaq 100 Stock IndexTM ("Nasdaq Index"), and the Nasdaq Composite IndexTM ("Nasdaq Composite"), Nikkei 225 Stock Average ("Nikkei Index") and various other domestic, international and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or operating expenses. The Nasdaq Composite comparison may be provided to show how the OTC/Long and the OTC/Short Funds' total returns compare to the record of a broad average of OTC stock prices over the same period. The OTC/Long and the OTC/Short Funds have the ability to invest in securities not included in the Nasdaq Index or the Nasdaq Composite, and the OTC/Long and the OTC/Short Funds' investment portfolio may or may not be similar in composition to the Nasdaq Index or the Nasdaq Composite.

In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment objectives, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper'), and CDA Investment Technologies, Inc. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Accordingly, the Lipper ranking and comparison, which may be used by the Trust in performance reports, will be drawn from the "Capital Appreciation Funds" grouping for the U.S. Plus Fund and the U.S./Short Fund, from the "Small Company Growth Funds" grouping for the OTC/Long and the OTC/Short Funds, and from the "International Funds" grouping for the Japan/Long and the Japan/Short Funds. Since the assets in all mutual funds are always changing, a Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

TOTAL RETURN COMPUTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Funds are calculated according to the following formula:

                                 P(1+T)n(SUPERSCRIPT)=ERV

      Where:      P=    a hypothetical initial payment of $1,000
                  T=    average annual total return
                  n=    number of years (either 1, 5 or 10)
                  ERV=  ending  redeemable  value  of  a  hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1,5 and

10 year periods or a shorter period dating from the commencement of a Fund's operations. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper or with such market indices as the performance of (1) the S&P 500 Index or the DJIA for the U.S. Plus and the U.S./Short Funds, (2) the Nasdaq Index for the OTC/Long and the OTC/Short Funds; and (3) the Nikkei Index for the Japan/Long and the Japan/Short Funds, each respective Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

YIELD COMPUTATIONS

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed for a seven-day period by determining the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as advisory fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1) 365/7] - 1

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance on the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments, which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield will fluctuate.


                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS


Dividends  from net  investment  income and any  distributions  of realized  net capital gains and net gains from foreign currency transactions will be distributed as described in the Prospectus under "Dividends and Other
Distributions." All distributions from a Fund normally will be automatically reinvested without charge in additional shares of that Fund.

As discussed in the Prospectus, the Money Market Fund ordinarily will declare dividends daily from net investment income and distribute such dividends monthly. Net income, for these purposes, includes accrued interest and accretion of original issue and market discounts, less amortization of market premium and estimated expenses, and will be calculated immediately prior to the determination of the Fund's net asset value per share. The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trustees may revise this dividend policy, or postpone the payment of dividends, if the Fund has or anticipates any large unexpected expense, loss, or fluctuation in net assets that, in the Trustees' opinion, might have a significant adverse effect on its shareholders.

TAXES

REGULATED INVESTMENT COMPANY STATUS. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").


Although the Funds intend to satisfy all the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by a Fund other than the Money Market Fund primarily in options and futures positions entails some risk that such a Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Funds, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which would apply a different method resulting in disqualification of one or more of those Funds.

GENERAL. If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Japan/Long Fund and dividends received by the Japan/Short Fund, and gains realized by each such Fund, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


The Japan/Long Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined in the singular as a U.S. person that owns, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for the Fund's taxable years beginning after 1997) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain

--- which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax --- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


Effective for its taxable years beginning after 1997, the Japan/Long Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that, in each instance, are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition thereof, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

DISTRIBUTIONS TO FOREIGN SHAREHOLDERS. Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual or nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or, if the United States has an income tax treaty with the foreign country where the foreign shareholder resides, any lower treaty rate). An investor claiming to be a foreign shareholder will be required to provide a Fund with supporting documentation in order for the Fund to apply a reduced withholding rate or exemption from withholding. Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Certain options (including options on "broad-based" stock indices) and futures in which the Funds may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may also affect the taxation of options and futures contracts in which the Funds may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (I.E., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the Federal tax treatment of their activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Funds and to dividends and other distributions therefrom.


                              FINANCIAL STATEMENTS


      The Trust's audited financial statements as of September 2, 1997, which have been audited by Price Waterhouse LLP, are included hereafter this Statement of Additional Information.

                        REPORT OF INDEPENDENT ACCOUNTANTS
                        ---------------------------------


To the Shareholder and Board of Trustees of Potomac Funds

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of each of the portfolios of Potomac Funds (the "Fund") at September 2, 1997, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audits. We conducted our audits of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP
-----------------------------------------
Price Waterhouse LLP
Milwaukee Wisconsin
September 2, 1997



                                  Potomac Funds
                       Statement of Assets and Liabilities
                                September 2, 1997




                                                                                                            U.S.
                                                                                                         Government
                                          Japan/     Japan/     U.S.      U.S./        OTC       OTC/      Money
                                          Long       Short      Plus      Short        Plus      Short     Market
                                          Fund       Fund       Fund      Fund         Fund      Fund      Fund
                                          ----       ----       ----      ----         ----      ----    ----------
ASSETS

Cash                                    $     10   $     10   $     10   $     10   $     10   $     10   $ 99,940
Unamortized organization costs            14,860     14,860     14,859     14,859     14,859     14,859     14,859
Prepaid initial registration expenses     15,575     15,575     15,576     15,576     15,576     15,576     15,576
                                        --------   --------   --------   --------   --------   --------   --------

   Total Assets                           30,445     30,445     30,445     30,445     30,445     30,445    130,375
                                        --------   --------   --------   --------   --------   --------   --------

LIABILITIES

Payable to adviser                        30,435     30,435     30,435     30,435     30,435     30,435     30,435
                                        --------   --------   --------   --------   --------   --------   --------

   Total Liabilities                      30,435     30,435     30,435     30,435     30,435     30,435     30,435
                                        --------   --------   --------   --------   --------   --------   --------

NET ASSETS                              $     10   $     10   $     10   $     10   $     10   $     10   $ 99,940
                                        ========   ========   ========   ========   ========   ========   ========

Capital shares, no par value;
  unlimited shares of beneficial
  interest authorized                          1          1          1          1          1          1     99,940
                                        ========   ========   ========   ========   ========   ========   ========

Net asset value, offering and
  redemption price per share
  (net assets/shares of beneficial
  interest outstanding)                 $  10.00   $  10.00   $  10.00   $  10.00   $  10.00   $  10.00   $   1.00
                                        ========   ========   ========   ========   ========   ========   ========


The accompanying notes to the financial statement are an integral part of this statement.

                                                   Potomac Funds
                                         Notes to the Financial Statement
                                                 September 2, 1997



 1.       Organization

         Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the Japan/Long Fund, Japan/Short Fund, U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund and the U.S. Government Money Market Fund (collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market
         Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Funds have had no operations other than those relating to organizational matters, including the sale of one share for cash in the amount of $10 of each of the Japan/Long Fund, Japan/Short Fund, U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund and 99,940 shares for cash in the amount of $99,940 of the U.S. Government Money Market Fund to capitalize the Funds, which were sold to Rafferty Asset Management LLC (the "Adviser") on September 2, 1997.

 2.       Significant Accounting Policies

          (a)      Organization Costs

                        Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

          (b)      Federal Income Taxes

                        Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all Federal income taxes.

 3.       Investment Adviser

         The Trust has an agreement with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the

         Adviser will receive the following percentage of average daily net assets for each Fund: 0.75% for the Japan/Long Fund, 0.90% for the Japan/Short Fund, 0.75% for the U.S. Plus Fund, 0.90% for the U.S./Short Fund, 0.75% for the OTC Plus Fund, 0.90% for the OTC/Short Fund and 0.50% for the U.S.
         Government Money Market Fund.

 4.       Service and Distribution Plan

         Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a Service and Distribution Plan (the "Plan"). The Plan provides that each Fund will compensate the distributor for certain expenses incurred in the distribution of that Fund's shares and the servicing and maintenance of existing Fund shareholder accounts. Pursuant to the Plan, a Fund may pay the distributor a service fee of up to 0.25% and a distribution fee of up to 0.75% of the Fund's average daily net assets. However, the Plan will not be activated until such time as the Trust obtains Trustee approval.

                                  POTOMAC FUNDS

                            PART C. OTHER INFORMATION


Item 24. FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      Financial Statements

                           Included in Part A of the Registration Statement:   None

                           Included  in  Part  B  of  the   Registration   Statement:   Statement   of  Assets  and
                           Liabilities as of September 2, 1997

                  (b)      Exhibits:

                           (1)      Declaration of Trust*

                           (2)      By-Laws*

                           (3)      Voting trust agreement -- None

                           (4)      Specimen security -- None

                           (5)      (a) Form of Investment Advisory Agreement (filed herewith)

                                    (b) Form of Fund Administration Servicing Agreement (filed herewith)

                           (6)      (a) Form of Distribution Agreement (filed herewith)

                                    (b) Form of Consulting Agreement (filed herewith)

                           (7)      Bonus, profit sharing or pension plans -- None

                           (8)      Form of Custodian Agreement (filed herewith)

                           (9)      (a) Form of Transfer Agent Agreement (filed herewith)

                                    (b) Form of Fund Accounting Servicing Agreement (filed herewith)

                                    (c) Form of Fulfillment Servicing Agreement (filed herewith)

                           (10)     Opinion and consent of counsel (filed herewith)

                           (11)     Consent of Independent Auditors (filed herewith)

                           (12)     Financial statements omitted from prospectus -- None

                           (13)     Letter of investment intent (filed herewith)

                           (14)     Prototype retirement plan -- None

                           (15)     Plan pursuant to Rule 12b-1 (filed herewith)





                           (16)     Performance Computation Schedule -- None

                           (17)     Financial Data Schedule -- None

                           (18)     Plan pursuant to Rule 18f-3 -- (not applicable)

--------------------------

                * Incorporated  herein by reference  from  the  Trust's  Initial
                  Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 6, 1997 via EDGAR, Accession No.0000898432-97-000314.


Item 25.          Persons Controlled by or under
                  Common Control With Registrant
                  ------------------------------

                  None.

Item 26.          Number Of Holders Of Securities
--------          -------------------------------

                                                     Number of Record Holders
            Title Of Class                             September 2,1997
            --------------                             ----------------

            Shares of beneficial interest in:

            Potomac Japan/Long Fund                              1
            Potomac Japan/Short Fund                             1
            Potomac U.S. Plus Fund                               1
            Potomac U.S./Short Fund                              1
            Potomac OTC Plus Fund                                1
            Potomac OTC/Short Fund                               1
            Potomac U.S. Government Money Market Fund            1


Item 27.          Indemnification
--------          ---------------

         Article XI, Section 2 of the Trust's Declaration of Trust provides that:

         (a) Subject to the  exceptions and  limitations  contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        (b)  No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or
(B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking,

                  (ii) the Trust is insured against losses arising out of any such advance payments, or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII,  Section 2 provides  that,  subject to the  provisions  of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.


Item 28.          Business And Other Connections Of Investment Adviser
--------          ----------------------------------------------------

         Rafferty Asset Management, LLC (the "Adviser"), 550 Mamaroneck Avenue, Harrison, New York 10528, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679) and is incorporated herein by reference.


Item 29.          Principal Underwriter
--------          ---------------------

         (a) First Data Distributors, Inc. is the principal underwriter for Fleet Bank (Galaxy Funds), Chicago Title and Trust Funds, Wilshire Target Funds, BT Hartford Insurance Funds, and Pictet et Cie (Panorama Trust).

         (b) The directors and officers of the Potomac Fund's principal underwriter, First Data Distributors, Inc., are:


                            Positions and Officer with            Position with
         Name               Underwriter                             Registrant
         ----               --------------------------              ----------


Bob Guillocheau            Director                                   None
Frank Koudelka             Director, President and Chief              None
                             Executive Officer
Jack Kutner                Director                                   None
Christine Ritch            Director, Chief Legal Officer              None
                             and Clerk
Barbara Worthen            Director                                   None
Scott M. Hacker            Vice President & Treasurer, Chief          None
                             Compliance Officer
Bernard Rothman            Vice President - Tax                       None
Bradley Stearns            Assistant Clerk                            None

The principal business address for all the above directors and officers is 4400 Computer Drive, Westborough, MA 01581-5120.

         (c)      Not applicable.


Item 30.          Location Of Accounts And Records
--------          --------------------------------

         The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, administrator, custodian, subcustodian, or transfer agent.

Item 31.          Management Services
--------          -------------------

         Not applicable.


Item 32.          Undertakings
--------          ------------

         Registrant hereby undertakes to file a Post-effective Amendment to the Registration Statement, containing financial statements that need not be certified, within four to six months from the effective date of this Registration Statement or from the date of its commencement of operations.

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions in under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Harrison and the State of New York on September 16, 1997.

                                      POTOMAC FUNDS


                                      By:  Lawrence C. Rafferty*
                                           ----------------------------
                                           Lawrence C. Rafferty
                                           President

Attest:


Timothy P. Hagan*
------------------------
Timothy P. Hagan
Chief Financial Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                            Title                              Date
---------                                            -----                              ----


Lawrence C. Rafferty*                           Chairman of the Board              September 16, 1997
------------------------------------            of Trustees and President
Lawrence C. Rafferty


Jay F. Higgins*                                 Trustee                      September 16, 1997
------------------------------------
Jay F. Higgins


Daniel J. Byrne*                                Trustee                        September 16, 1997
------------------------------------
Daniel J. Byrne


George T. Glisker*                              Trustee                       September 16, 1997
------------------------------------
George T. Glisker


Gerald E. Shanley Iii*                          Trustee                       September 16, 1997
------------------------------------
Gerald E. Shanley III


/s/ Robert J. Zutz
------------------------------------
*Robert J. Zutz, Attorney-in-Fact


                              POWER OF ATTORNEY




      Each of the undersigned trustees of the Potomac Funds (the "Trust") hereby severally constitutes and appoints Thomas A. Mulrooney, Timothy P. Hagan and Robert J. Zutz, and each of them singly, our true and lawful attorneys, with full power to sign for each of us our names and in the capacities indicated below, any and all instruments and filings of the Trust, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming our signatures as they may be signed by said attorneys to any and all said instruments.

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this instrument has been signed below by the following persons in the capacities and dates indicated




SIGNATURE                                    TITLE                  DATE
---------                                    -----                  ----

/s/ Lawrence C. Rafferty
--------------------------        Trustee, Chairman of the     August 26, 1997
Lawrence C. Rafferty              Board of Trustees (Chief
                                  Executive Officer and
                                  President)

/s/ Jay F. Higgins
--------------------------                Trustee              August 26, 1997
Jay F. Higgins


/s/ Daniel J. Byrne
--------------------------                Trustee              August 26, 1997
Daniel J. Byrne


/s/ George T. Glisker
--------------------------                Trustee              August 26, 1997
George T. Glisker


/s/ Gerald E. Shanely III
--------------------------                Trustee              August 26, 1997
Gerald E. Shanely III

                                INDEX TO EXHIBITS

Exhibit
Number            Description
------            -----------

(1)           Declaration of Trust*

(2)           By-Laws*

(3)           Voting trust agreement -- None

(4)           Specimen security -- None

(5)  (a)      Form of Investment Advisory Agreement (filed herewith)

     (b)      Form of Fund Administration Servicing Agreement (filed herewith)

(6)  (a)      Form of Distribution Agreement (filed herewith)

     (b)      Form of Consulting Agreement (filed herewith)

(7)           Bonus, profit sharing or pension plans -- None

(8)           Form of Custodian Agreement (filed herewith)

(9)  (a)      Form of Transfer Agent Agreement (filed herewith)

     (b)      Form of Fund Accounting Servicing Agreement (filed herewith)

     (c)      Form of Fulfillment Servicing Agreement (filed herewith)

(10)          Opinion and consent of counsel (filed herewith)

(11)          Consent of Independent Auditors (filed herewith)

(12)          Financial statements omitted from prospectus -- None

(13)          Letter of investment intent (filed herewith)

(14)          Prototype retirement plan -- None

(15)          Plan pursuant to Rule 12b-1 (filed herewith)

(16)          Performance Computation Schedule -- None

(17)          Financial Data Schedule -- None

(18)          Plan pursuant to Rule 18f-3 -- (not applicable)

--------------------------

* Incorporated herein by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange
         Commission     on    June    6,    1997    via     EDGAR,     Accession
         No.0000898432-97-000314.